UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		February 13, 2001

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$792,401

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      386     8866 SH       SOLE                                       8866
                                                              1306    30000 SH       OTHER                                     30000
AMERICAN INTL                  COM              026874107    39302   398756 SH       SOLE                   108567            292589
                                                              6369    64623 SH       OTHER                                     64623
AUTOMATIC DATA                 COM              053015103    35536   561292 SH       SOLE                   153561            411581
                                                              9494   149966 SH       OTHER                                    149966
BANK OF NY                     COM              064057102    52140   944780 SH       SOLE                   217567            732513
                                                             29620   536728 SH       OTHER                                    536728
CINTAS CORP                    COM              172908105    33912   637610 SH       SOLE                   194966            446994
                                                              7277   136823 SH       OTHER                                    136823
COCA COLA                      COM              191216100    18320   300649 SH       SOLE                   100297            203502
                                                              2359    38715 SH       OTHER                                     38715
COLGATE                        COM              194162103    27443   425153 SH       SOLE                   120020            308133
                                                              5701    88330 SH       OTHER                                     88330
CVS CORP COM                   COM              126650100    29336   489455 SH       SOLE                   164889            327816
                                                              4477    74700 SH       OTHER                                     74700
EMC CORP                       COM              268648102    33400   502270 SH       SOLE                   107798            398372
                                                              6848   102990 SH       OTHER                                    102990
FASTENAL CO COM                COM              311900104    24560   447577 SH       SOLE                   136739            314988
                                                              2647    48250 SH       OTHER                                     48250
GENERAL ELECTRIC               COM              369604103    16918   352931 SH       SOLE                   112684            241247
                                                              4481    93493 SH       OTHER                                     93493
GILLETTE                       COM              375766102    18622   515499 SH       SOLE                   185814            334935
                                                              3728   103210 SH       OTHER                                    103210
HARLEY DAVIDSON                COM              412822108    34628   871162 SH       SOLE                   240820            637592
                                                              4322   108750 SH       OTHER                                    108750
INTEL CORP.                    COM              458140100    27511   915128 SH       SOLE                   229911            693667
                                                              9731   323710 SH       OTHER                                    323710
JOHNSON & J.                   COM              478160104    23323   221996 SH       SOLE                    69124            155222
                                                              7422    70645 SH       OTHER                                     70645
MEDTRONIC INC                  COM              585055106    28977   479960 SH       SOLE                   117939            363571
                                                              6546   108430 SH       OTHER                                    108430
MERCK & CO                     COM              589331107    35261   376629 SH       SOLE                   103831            274648
                                                              8785    93840 SH       OTHER                                     93840
MGIC INVT CORP                 COM              552848103    30037   445410 SH       SOLE                   142532            306428
                                                              5438    80645 SH       OTHER                                     80645
MICROSOFT                      COM              594918104    26769   617175 SH       SOLE                   166306            457319
                                                              8381   193230 SH       OTHER                                    193230
MOLEX CLASS A                  COM              608554200    20433   803301 SH       SOLE                   253266            559284
                                                              3526   138639 SH       OTHER                                    138639
OMNICOM GROUP                  COM              681919106    18230   219974 SH       SOLE                    80613            142161
                                                              1882    22720 SH       OTHER                                     22720
PATTERSON DENTAL COMPANY       COM              703412106    22853   674645 SH       SOLE                   239810            441585
                                                              3428   101220 SH       OTHER                                    101220
ROBERT HALF INT'L              COM              770323103    18513   698625 SH       SOLE                   226830            479245
                                                              2059    77700 SH       OTHER                                     77700
SEALED AIR                     COM              81211k100       12      400 SH       SOLE                      150               250
                                                               564    18500 SH       OTHER                                     18500
STATE STREET CORP              COM              857477103    25741   207238 SH       SOLE                    59174            150339
                                                              3819    30750 SH       OTHER                                     30750